SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding, Beginning balance	10,073,233	10,378,710	0
Granted	6,184,901	775,561	10,378,710
Forfeited	(635,140)	(1,081,038)
Outstanding, Ending balance	15,622,994	10,073,233	10,378,710
Number of shares, Vested and expected to vest, Ending balance	15,622,994
Number of shares, Exercisable, Ending balance	14,587,728
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89	$ 2.89	$ 0
Granted	2.89	2.89	2.89
Forfeited	2.89	2.89
Outstanding, Ending balance	2.89	2.89	2.89
Weighted average exercise price, Vested and expected to vest, Ending balance	2.89
Weighted average exercise price, Exercisable Ending balance	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.08	1.90	0
Granted	3.20	4.83	1.90
Forfeited	2.21	2.21
Outstanding, Ending balance	2.51	$ 2.08	$ 1.90
Weighted average grant-date fair value, Vested and expected to vest, Ending balance	2.51
Weighted average grant-date fair value, Exercisable Ending balance	$ 2.46
Weighted remaining contractual years
Weighted remaining contractual years	8 years 10 months 9 days	8 years 9 months 25 days
Weighted remaining contractual years, Vested and expected to vest	8 years 10 months 9 days
Weighted remaining contractual years, Exercisable	8 years 10 months 13 days
Aggregate intrinsic value
Outstanding, Beginning balance	$ 60,831
Outstanding, Ending balance	182,813	$ 60,831
Aggregate intrinsic value, Vested and expected to vest	182,813
Aggregate intrinsic value, Exercisable	$ 167,915